13F-HR
		Form 13F Holdings Report


                        UNITED STATES
               SECURITIES AND EXCHANGE COMMISION
                   Washington, D.C.  20549

                        FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: Septmeber 30,2002

Check here if Amendment  [  ]; Amendment Number
This Amendment (Check only one.):[   ] is a restatement
				[   ]  adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:		The Keller Group Investment Management, Inc.
Address: 	18300 Von Karman Avenue
		Suite  600
		Irvine, CA  92612-1051

13F File Number: 	28-05785

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedule, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Gregory S. Bruce
Title:	Controller
Phone:	949-476-0300
Signature, Place, and Date of Signing:


Gregory S. Bruce		Irvine, California	      November 14, 2002

Report Type  (Check only one.):

[ X]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total: 	56
Form 13F Information Table Value Total: 	$169,225

List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
IAC Capital Trust A 8.25% 12/3 PFD              44919e206     5269   210690 SH       SOLE                   210690
American International Group   COM              026874107      205     3749 SH       SOLE                     3749
Amgen Inc.                     COM              031162100      739    17717 SH       SOLE                    17717
AOL Time Warner                COM              00184a105      319    27291 SH       SOLE                    27291
ARV Assisted Living Inc        COM              00204c107       38    12000 SH       SOLE                    12000
Baxter International Inc.      COM              071813109     4878   159684 SH       SOLE                   159684
Broadcom Corp-CL A             CL A             111320107      115    10799 SH       SOLE                    10799
Burlington Resources           COM              122014103     6105   159140 SH       SOLE                   159140
Cardinal Health Inc            COM              14149y108     6725   108120 SH       SOLE                   108120
Chevron Corp.                  COM              166751107     1120    16172 SH       SOLE                    16172
Cisco Systems Inc.             COM              17275r102     5290   504755 SH       SOLE                   504755
Citigroup Inc                  COM              172967101     7319   246831 SH       SOLE                   246831
Costco Companies Inc           COM              22160k105     6678   206296 SH       SOLE                   206296
EMC                            COM              268648102       50    11055 SH       SOLE                    11055
Enterasys Networks Inc         COM              293637104       16    12531 SH       SOLE                    12531
Exxon Corp                     COM              30231g102      926    29030 SH       SOLE                    29030
Fannie Mae                     COM              313586109     5547    93157 SH       SOLE                    93157
First American Corp            COM              318522307      211    10314 SH       SOLE                    10314
Freddie Mac                    COM              313586109     7953   142270 SH       SOLE                   142270
General Dynamics Corp          COM              369550108     6558    80631 SH       SOLE                    80631
General Electric Company       COM              369604103     6343   257334 SH       SOLE                   257334
Goldman Sachs Group Inc        COM              38141g104     5477    82948 SH       SOLE                    82948
Home Depot Inc                 COM              437076102     6899   264332 SH       SOLE                   264332
Household International        COM              441815107     5001   176654 SH       SOLE                   176654
Int'l Business Machines Corp   COM              459200101      897    15355 SH       SOLE                    15355
Intel Corp.                    COM              458140100      967    69590 SH       SOLE                    69590
JP Morgan Chase & Co           COM              46625h100      539    28365 SH       SOLE                    28365
Johnson & Johnson              COM              478160104      686    12683 SH       SOLE                    12683
Kimberly Clark                 COM              494368103      209     3683 SH       SOLE                     3683
Kroger Co                      COM              501044101     4906   347975 SH       SOLE                   347975
Liberty Media - A              CL A             530718105     4648   647363 SH       SOLE                   647363
Merck & Company Inc.           COM              589331107      254     5560 SH       SOLE                     5560
Microsoft Corp.                COM              594918104     7560   172847 SH       SOLE                   172847
Monsanto Corp                  COM              61166w101      522    34159 SH       SOLE                    34159
Nextwave Telecom Inc Cl B      CL B             65332m103      644   459667 SH       SOLE                   459667
Oracle Corp                    COM              68389x105      492    62607 SH       SOLE                    62607
Pepsico Inc                    COM              713448108     6346   171749 SH       SOLE                   171749
Pfizer Inc.                    COM              717081103     7063   243378 SH       SOLE                   243378
Pharmacia                      COM              71713u102     7638   196448 SH       SOLE                   196448
Philip Morris Companies Inc.   COM              718154107      396    10217 SH       SOLE                    10217
Proctor & Gamble               COM              742718109      368     4115 SH       SOLE                     4115
Qualcomm Inc                   COM              747525103    13625   493316 SH       SOLE                   493316
Royal Dutch Petroleum          NY REG GLD1.25   780257804      210     5235 SH       SOLE                     5235
S&P Dep Receipts Trust Series  UNIT SER 1       78462f103      315     3857 SH       SOLE                     3857
S B C Communications           COM              78387g103      313    15581 SH       SOLE                    15581
Sara Le Corp                   COM              803111103     6163   336966 SH       SOLE                   336966
Sprint PCS Group               PCS COM SER 1    852061506       54    27506 SH       SOLE                    27506
Sun Microsystems Inc.          COM              866810104      118    45744 SH       SOLE                    45744
Target Corporation             COM              239753106     6533   221309 SH       SOLE                   221309
The Charles Schwab Corp.       COM              808513105      109    12486 SH       SOLE                    12486
Travelers Property Casualty B  CL B             89420g406      278    20539 SH       SOLE                    20539
United Parcel Service Cl B     CL B             911312106      312     4987 SH       SOLE                     4987
Van Kampen Merritt American    SH BEN INT       920919107      154    10044 SH       SOLE                    10044
Verizon Communications         COM              92343v104      228     8315 SH       SOLE                     8315
Washington Mutual Inc          COM              939322103     6632   210732 SH       SOLE                   210732
Wells Fargo & Company          COM              949746101      265     5500 SH       SOLE                     5500